Other assets (Tables)	12 Months Ended
Dec. 31, 2011
Other assets [Abstract]
Other current assets

As of December 31 (in thousands)	2011 EUR	2010 EUR

Advance payments to Zeiss	66,203	65,821
Prepaid expenses	56,300	46,325
Derivative instruments	33,817	24,401
VAT	47,543	35,065
Other receivables	27,504	41,298
Other	6,728	1,252

Other current assets	238,095	214,162

Other non current assets

As of December 31 (in thousands)	2011 EUR	2010 EUR

Advance payments to Zeiss	187,950	140,016
Derivative instruments	92,534	71,779
Compensation plan assets[1]	10,577	9,626
Prepaid expenses	5,749	7,617
Subordinated loan granted to lessor in respect of Veldhoven headquarters [2]	5,445	5,445
Other	4,996	1,229

Other non-current assets	307,251	235,712

1	For further details on compensation plan assets see Note 17.
2	For further details on loan granted to lessor in respect of Veldhoven headquarters see Note 11.